Gold and Silver Bullion and Stream Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Gold and Silver Bullion and Stream Inventory
Schedule of gold and silver bullion and stream inventory

	At December 31,	At December 31,
	2025	2024
Gold and silver bullion from royalties received in-kind(1)	$39.5	$89.5
Stream ounces(2)	0.6	7.3
	$40.1	$96.8

1.	Represents gold and silver bullion received from royalty interests settled in-kind. As at December 31, 2025, the Company holds inventory from royalty interests settled in-kind of 10,598 ounces of gold and 13,980 ounces of silver with a carrying value of $39.1 million and $0.4 million, respectively (December 31, 2024 – 41,673 ounces of gold and 10,117 ounces of silver with a carrying value of $89.3 million and $0.2 million, respectively).
2.	Represents gold and silver ounces acquired by the Company from its stream arrangements. As at December 31, 2025, the stream ounces inventory consists of 44,872 ounces of silver with a carrying value of $0.6 million (December 31, 2024 – 6,216 ounces of gold and 154,010 ounces of silver with a carrying value of $5.6 million and $1.7 million, respectively).